Defined Contribution Plan Defined Contribution Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employer matching percent	50.00%
Maximum amount of employee contributions percent	6.00%
Employer matching contributions	$ 0.1	$ 0.2